Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Remuneration Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for John F. Thero¹ ($)	Summary Compensation Table Total for Karim Mikhail 1 ($)	Compensation Actually Paid to John F. Thero¹ , ² , ³ ($)	Compensation Actually Paid to Karim Mikhail 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Cash Preservation 5
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	—	8,393,551	—	1,247,331	1,910,071	235,099	5.64	113.65	(106)	100.0%
2021	9,635,654	5,834,553	(949,252)	3,521,093	2,873,934	1,563,924	15.72	126.45	8	100.0%
2020	17,915,674	—	5,949,541	—	4,388,387	1,736,867	22.81	126.42	(18)	100.0%

1.	John F. Thero was our PEO from 2019 to 8/31/2021. Karim Mikhail was our PEO starting 9/01/2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Joseph T. Kennedy	Joseph T. Kennedy	Michael W. Kalb
Michael W. Kalb	Michael W. Kalb	Steven B. Ketchum, Ph.D.
Steven B. Ketchum, Ph.D.	Steven B. Ketchum, Ph.D.	Aaron D. Berg
Aaron D. Berg	Aaron D. Berg	Jason Marks
	Jason Marks	Thomas Reilly

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for John F. Thero ($)	Exclusion of Stock Awards and Option Awards for John F. Thero ($)	Inclusion of Equity Values for John F. Thero ($)	Compensation Actually Paid to John F. Thero ($)
2021	9,635,654	(8,421,183)	(2,163,723)	(949,252)
2020	17,915,674	(16,547,719)	4,581,586	5,949,541

Year	Summary Compensation Table Total for Karim Mikhail ($)	Exclusion of Stock Awards and Option Awards for Karim Mikhail ($)	Inclusion of Equity Values for Karim Mikhail ($)	Compensation Actually Paid to Karim Mikhail ($)
2022	8,393,551	(6,719,900)	(426,320)	1,247,331
2021	5,834,553	(4,645,747)	2,332,287	3,521,093

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,910,071	(928,504)	(746,468)	235,099
2021	2,873,934	(2,212,177)	902,167	1,563,924
2020	4,388,387	(3,679,972)	1,028,452	1,736,867

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for John F. Thero ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for John F. Thero ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for John F. Thero ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for John F. Thero ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for John F. Thero ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for John F. Thero ($)	Total - Inclusion of Equity Values for John F. Thero ($)
2021	483,954	(122,958)	644,907	136,266	(3,305,892)	0	(2,163,723)
2020	4,273,070	0	308,516	0	0	0	4,581,586

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Karim Mikhail ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Karim Mikhail ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Karim Mikhail ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Karim Mikhail ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Karim Mikhail ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Karim Mikhail ($)	Total - Inclusion of Equity Values for Karim Mikhail ($)
2022	1,462,261	(1,691,095)	0	(197,486)	0	0	(426,320)
2021	2,663,658	(344,476)	38,307	(25,202)	0	0	2,332,287

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	173,214	(377,438)	0	(202,228)	(340,016)	0	(746,468)
2021	1,138,315	(251,447)	128,780	30,518	(143,999)	0	902,167
2020	943,558	0	84,894	0	0	0	1,028,452

4.
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index (“NASD Biotech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASD Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Cash Preservation to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Cash Preservation
Named Executive Officers, Footnote [Text Block]
1.	John F. Thero was our PEO from 2019 to 8/31/2021. Karim Mikhail was our PEO starting 9/01/2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Joseph T. Kennedy	Joseph T. Kennedy	Michael W. Kalb
Michael W. Kalb	Michael W. Kalb	Steven B. Ketchum, Ph.D.
Steven B. Ketchum, Ph.D.	Steven B. Ketchum, Ph.D.	Aaron D. Berg
Aaron D. Berg	Aaron D. Berg	Jason Marks
	Jason Marks	Thomas Reilly

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index (“NASD Biotech Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASD Biotech Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for John F. Thero ($)	Exclusion of Stock Awards and Option Awards for John F. Thero ($)	Inclusion of Equity Values for John F. Thero ($)	Compensation Actually Paid to John F. Thero ($)
2021	9,635,654	(8,421,183)	(2,163,723)	(949,252)
2020	17,915,674	(16,547,719)	4,581,586	5,949,541

Year	Summary Compensation Table Total for Karim Mikhail ($)	Exclusion of Stock Awards and Option Awards for Karim Mikhail ($)	Inclusion of Equity Values for Karim Mikhail ($)	Compensation Actually Paid to Karim Mikhail ($)
2022	8,393,551	(6,719,900)	(426,320)	1,247,331
2021	5,834,553	(4,645,747)	2,332,287	3,521,093

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for John F. Thero ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for John F. Thero ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for John F. Thero ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for John F. Thero ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for John F. Thero ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for John F. Thero ($)	Total - Inclusion of Equity Values for John F. Thero ($)
2021	483,954	(122,958)	644,907	136,266	(3,305,892)	0	(2,163,723)
2020	4,273,070	0	308,516	0	0	0	4,581,586

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Karim Mikhail ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Karim Mikhail ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Karim Mikhail ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Karim Mikhail ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Karim Mikhail ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Karim Mikhail ($)	Total - Inclusion of Equity Values for Karim Mikhail ($)
2022	1,462,261	(1,691,095)	0	(197,486)	0	0	(426,320)
2021	2,663,658	(344,476)	38,307	(25,202)	0	0	2,332,287

Non-PEO NEO Average Total Compensation Amount	$ 1,910,071	$ 2,873,934	$ 4,388,387
Non-PEO NEO Average Compensation Actually Paid Amount	$ 235,099	1,563,924	1,736,867
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,910,071	(928,504)	(746,468)	235,099
2021	2,873,934	(2,212,177)	902,167	1,563,924
2020	4,388,387	(3,679,972)	1,028,452	1,736,867

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	173,214	(377,438)	0	(202,228)	(340,016)	0	(746,468)
2021	1,138,315	(251,447)	128,780	30,518	(143,999)	0	902,167
2020	943,558	0	84,894	0	0	0	1,028,452

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship
Between PEO
and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Cash Preservation during the three most recently completed fiscal years. [Summarize adjustments from U.S. GAAP, if any, or refer to such disclosure elsewhere in the proxy statement where this should be described –.]

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial [and Non-Financial] Performance Measures
The following table presents the financial [and non-financial] performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO[s] and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
[Table to be inserted]

PEO	Other NEOs

PEO	[NEO 1]	[NEO 2]	[NEO 3]	[NEO 4, etc.]

Total Shareholder Return Amount	$ 5.64	15.72	22.81
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ (106,000,000)	$ 8,000,000	$ (18,000,000)
Company Selected Measure Amount	1	1	1
John F. Thero [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 9,635,654	$ 17,915,674
PEO Actually Paid Compensation Amount	0	$ (949,252)	$ 5,949,541
PEO Name		John F. Thero	John F. Thero
Karim Mikhail [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	8,393,551	$ 5,834,553	$ 0
PEO Actually Paid Compensation Amount	$ 1,247,331	$ 3,521,093	0
PEO Name	Karim Mikhail	Karim Mikhail
PEO [Member] | John F. Thero [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (8,421,183)	(16,547,719)
PEO [Member] | John F. Thero [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,163,723)	4,581,586
PEO [Member] | John F. Thero [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		483,954	4,273,070
PEO [Member] | John F. Thero [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(122,958)	0
PEO [Member] | John F. Thero [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		644,907	308,516
PEO [Member] | John F. Thero [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		136,266	0
PEO [Member] | John F. Thero [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,305,892)	0
PEO [Member] | John F. Thero [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Karim Mikhail [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,719,900)	(4,645,747)
PEO [Member] | Karim Mikhail [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(426,320)	2,332,287
PEO [Member] | Karim Mikhail [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,462,261	2,663,658
PEO [Member] | Karim Mikhail [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,691,095)	(344,476)
PEO [Member] | Karim Mikhail [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	38,307
PEO [Member] | Karim Mikhail [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(197,486)	(25,202)
PEO [Member] | Karim Mikhail [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Karim Mikhail [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(928,504)	(2,212,177)	(3,679,972)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(746,468)	902,167	1,028,452
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	173,214	1,138,315	943,558
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(377,438)	(251,447)	0
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	128,780	84,894
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(202,228)	30,518	0
Non-PEO NEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(340,016)	(143,999)	0
Non-PEO NEO [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0